Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible Assets, Net [Line Items]
Amortization expense	$ 50,264	$ 50,521
Cost of revenue	6,298,249	4,659,769
Intangible assets [Member]
Intangible Assets, Net [Line Items]
Cost of revenue	38,567	38,764
Selling, general and administrative expenses	$ 11,697	$ 11,757